Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elysia Pawlowicz
Title: Chief Compliance Officer
Phone: 203-388-4924

Signature, Place, and Date of Signing:
Elysia Pawlowicz                 Stamford, CT               08/11/2010
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: $ 67,933 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number            Name

None

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FORM 13F INFORMATION TABLE

										VALUE		SHARES/		SH/	PUT/	INVSTMT		OTHER		VOTING		AUTHORITY
NAME OF ISSUER				TITLE OF CLASS		CUSIP		(x$1000)	PRN AMT/	PRN	CALL	DSCRETN		MANAGERS	SOLE		SHARED
WTS SEARCHMEDIA HOLDINGS		*W EXP 11/19/201 	G8005Y114	29		60300				SOLE		NONE		60300		NONE
FOSTER WHEELER AG            		COM			H27178104	0		1				SOLE		NONE		1		NONE
TOWER SEMICONDUCTOR LTD         	ORD			M87915100	545		389400				SOLE		NONE		389400		NONE
WTS NAVIOS MARITIME  			*W EXP 06/25/201	Y62159119	160		149500				SOLE		NONE		149500		NONE
BANK OF AMERICA CORP   			COM			060505104	905		63000				SOLE		NONE		63000		NONE
CIT GROUP INC                 		COM NEW			125581801	339		10000				SOLE		NONE		10000		NONE
CITIGROUP INC             		COM			172967101	248		65928				SOLE		NONE		65928		NONE
DIREXION SHARES ETF TR     		DLY FIN BEAR NEW	25459W490	87		5000				SOLE		NONE		5000		NONE
DIREXION SHS ETF TR         		DLY FIN BULL NEW	25459W516	78		4080				SOLE		NONE		4080		NONE
DUNE ENERGY INC                 	COM PAR $0.001		265338509	0		3010				SOLE		NONE		3010		NONE
E TRADE FINANCIAL CORPORATION   	COM NEW			269246401	347		29377				SOLE		NONE		29377		NONE
GOLDMAN SACHS GROUP INC         	COM			38141G104	1313		10000				SOLE		NONE		10000		NONE
WTS INFORMATION SERVICES GROUPINC	*W EXP 01/31/201	45675Y112	0		37500				SOLE		NONE		37500		NONE
JAZZ TECHNOLOGIES INC                 	NOTE 8.000%12/3		47214EAA0	8652		7725000				SOLE		NONE		7725000		NONE
KKR FINL HLDGS LLC            		NOTE 7.500% 1/1		48248AAD0	9839		8500000				SOLE		NONE		8500000		NONE
LEAP WIRELESS INTL INC SR NT 		NOTE 4.500% 7/1		521863AL4	1675		2000000				SOLE		NONE		2000000		NONE
LEVEL 3 FING INC                        NOTE 5.250%12/1		527298AM5	908		1000000				SOLE		NONE		1000000		NONE
WTS LIBERTY ACQUISITION   		*W EXP 12/12/201	53015Y115	66		64500				SOLE		NONE		64500		NONE
MORGAN STANLEY                          COM NEW			617446448	812		35000				SOLE		NONE		35000		NONE
NII HLDGS INC                		NOTE 3.125% 6/1		62913FAJ1	1416		1500000				SOLE		NONE		1500000		NONE
PORTLAND GENERAL ELECTRIC CO		COM NEW			736508847	24		1633				SOLE		NONE		1633		NONE
PROSHARES ULTRA QQQ                     PSHS ULTRA QQQ		74347R206	152		3000				SOLE		NONE		3000		NONE
PROSHARES ULTRASHORT S&P500  		PSHS ULSHT SP500	74347R883	2260		60000				SOLE		NONE		60000		NONE
PROSHARES TR               		ULT R/EST NEW		74347X625	428		12000				SOLE		NONE		12000		NONE
WTS RETAIL OPPORTUNITY        		*W EXP 10/23/201	76131N119	118		155100				SOLE		NONE		155100		NONE
PUT  GLD    01/22/11    90          	GOLD SHS		78463V107	51		600			PUT	SOLE		NONE		600		NONE
SUNPOWER                      		DBCV 1.250% 2/1		867652AA7	1710		2000000				SOLE		NONE		2000000		NONE
TERREMARK WORLDWIDE INC       		NOTE 6.625% 6/1		881448AF1	4699		4500000				SOLE		NONE		4500000		NONE
TERREMARK WORLDWIDE INC            	COM NEW			881448203	508		65000				SOLE		NONE		65000		NONE
WTS TWO HARBORS INVESTMENT    		*W EXP 07/13/201	90187B119	29		139500				SOLE		NONE		139500		NONE
UAL CORP                    		NOTE 4.500% 6/3		902549AH7	4856		5000000				SOLE		NONE		5000000		NONE
VECTOR GROUP LTD  			DBCV 5.750% 6/1		92240MAL2	13150		11250000			SOLE		NONE		11250000	NONE
VECTOR GROUP LTD   			FRNT 11/1		92240MAS7	8180		6740000				SOLE		NONE		6740000		NONE
VIRGIN MEDIA INC           		NOTE 6.500%11/1		92769LAB7	2635		2250000				SOLE		NONE		2250000		NONE
WISDOMTREE TR                		CHINESE YUAN ETF	97717W182	748		30000				SOLE		NONE		30000		NONE
LORAL SPACE &COMMUNICATION INC		COM			543881106	3		68				SOLE		NONE		68		NONE
RRI ENERGY INC CMN CLASS		COM			74971X107	40		10566				SOLE		NONE		10566		NONE
SPANSION INC. CMN CLASS A		COM			84649R200	66		4058				SOLE		NONE		4058		NONE
MISTRAS GROUP INC			COM			60649T107	441		41122				SOLE		NONE		41122		NONE
PUT  SPY    01/21/12    95    		UNIT SER 1 S&P         	78462F103	476		400			PUT	SOLE		NONE		400		NONE









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